CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 1,971	$ 2,093
Restricted cash	271	220
Trade receivables and other current assets	2,667	2,542
Financial instrument assets	529	357
Due from related parties	803	944
Assets held for sale	4,534	6,142
Total current assets	10,775	12,298
Financial instrument assets	5,094	4,395
Equity-accounted investments	3,714	4,087
Property, plant and equipment, at fair value	69,616	70,456
Goodwill	6,040	6,019
Deferred income tax assets	541	493
Other long-term assets	965	953
Total Assets	96,745	98,701
Current liabilities
Accounts payable and accrued liabilities	2,225	2,246
Financial instrument liabilities	906	670
Due to related parties	2,115	7,071
Corporate borrowings	1,452	194
Non-recourse borrowings	4,713	7,384
Provisions	112	112
Liabilities directly associated with assets held for sale	1,902	4,021
Current liabilities	13,425	21,698
Financial instrument liabilities	2,078	1,798
Corporate borrowings	3,430	3,492
Non-recourse borrowings	27,337	23,822
Deferred income tax liabilities	9,409	9,395
Provisions	968	1,005
Due to related parties	2,401	693
Other long-term liabilities	1,849	1,824
Equity
Preferred limited partners' equity	647	634
Limited partners' equity	3,739	3,970
Total Equity	35,848	34,974
Total Liabilities and Equity	96,745	98,701
Non-controlling interests
Current assets
Cash and cash equivalents	1,216	1,271
Property, plant and equipment, at fair value	38,665	39,365
Equity
Total Equity	31,462	30,370
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	25,395	24,164
Total Equity	25,395	24,164
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	50	52
Total Equity	50	52
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,423	2,524
Total Equity	2,423	2,524
BEPC exchangeable shares and class A.2 exchangeable shares
Equity
Non-controlling interests	2,312	2,330
Total Equity	2,312	2,330
Preferred equity
Equity
Non-controlling interests	545	563
Total Equity	545	563
Perpetual subordinated notes
Equity
Non-controlling interests	737	737
Total Equity	$ 737	$ 737